Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Benefit obligation at beginning of year	$ 235,038		$ 275,001
Service cost (excluding expenses)	5,505		7,429
Interest cost	11,388		9,254		$ 7,721
Actuarial gain	(4,674)		(47,403)
Benefit payments	(10,750)		(9,243)
Benefit obligation at end of year	236,507		235,038		275,001
Fair value of plan assets at beginning of year	294,342	[1]	327,867
Actual return on plan assets	6,428		(23,169)
Benefit payments and expenses	(11,821)		(10,356)
Fair value of plan assets at end of year	288,949	[1]	294,342	[1]	$ 327,867
Funded status	$ 52,442		$ 59,304

[1]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our benefit obligations and funded status table.